Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Qualified Pension Plans [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$ 12,556	$ 11,633
ABO	15,422	14,755
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	12,556	11,633
PBO	15,547	14,926
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an ABO in excess of plan assets:
ABO	1,410	1,324
Pension plans with a PBO in excess of plan assets:
PBO	1,450	1,343
International Pension Plans [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	4,625	976
ABO	6,558	2,495
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	4,936	1,546
PBO	$ 7,244	$ 3,373